DIAMOND PORTFOLIO INVESTMENT TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 527-9525
September 26, 2007
VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Diamond Portfolio Investment Trust (the “Trust”) Registration Statement under the Securities Act of 1933, and the Registration Statement under the Investment Company Act of 1940 on Form N-1A with respect to the Diamond Portfolio Large Cap Quality Growth Fund (the “Fund”)
Ladies and Gentlemen:
Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, and Regulation S-T, transmitted herewith on behalf of the Trust is the Company’s initial Registration Statement on Form N-1A (collectively, the “Registration Statement”). This filing contains the Prospectuses and Statement of Additional Information for the Fund. This transmission contains a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust.
If you have any questions concerning the foregoing, please call the undersigned at (816) 983-8177.
Sincerely,

/s/ John H. Lively John H. Lively, Initial Trustee

cc:	John H. Lively
Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112
P.O. Box 219777
Kansas City, MO 64121-6777